Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

1. NATURE OF OPERATIONS

Pacific Ventures Group, Inc. (the “Company,” “we,” “us” or “our”) was incorporated under the laws of the state of Delaware on October 3, 1986, under the name AOA Corporation. On November 12, 1991, the Company changed its name to American Eagle Group, Inc. On October 22, 2012, the Company changed its name to “Pacific Ventures Group, Inc.”.

The current structure of the Company resulted from a share exchange with Snöbar Holdings, Inc. (“Snöbar Holdings”), which was treated as a reverse merger for accounting purposes. On August 14, 2015, the Company entered into a share exchange agreement (the “Share Exchange Agreement”) with Snöbar Holdings, pursuant to which the Company acquired 100% of the issued and outstanding shares of Snöbar Holdings’ Class A and Class B common stock in exchange for 22,500,000 restricted shares of the Company’s common stock, while simultaneously issuing 2,500,000 restricted shares of the Company’s common stock to certain other persons, including for services provided and to a former officer of the Company (the “Share Exchange”).

As the result of the Share Exchange, Snöbar Holdings became the Company’s wholly owned operating subsidiary and the business of Snöbar Holdings became the Company’s sole business operations and MAS Global Distributors, Inc., a California corporation (“MGD”), became an indirect subsidiary of the Company.

Prior to the Share Exchange, the Company operated as an insurance holding company and through its subsidiaries, which marketed and underwrote specialized property and casualty coverage in the general aviation insurance marketplace. However, in 1997, after selling several of its divisions, the Company’s remaining insurance operations were placed into receivership and the Company ceased operating its insurance business.

Since the Share Exchange represented a change in control of the Company and a change in business operations, the Company’s business operations changed to that of Snöbar Holdings and the discussions of business operations accompanying this filing are solely that of Snöbar Holdings and its affiliates and subsidiaries comprising of Snöbar Trust, International Production Impex Corporation, a California corporation (“IPIC”) , and MGD.

Snöbar Holdings was formed under the laws of the State of Delaware on January 7, 2013. Snöbar Holdings is the trustor and sole beneficiary of Snöbar Trust, a California trust (“Trust”), which was formed in June 1, 2013. The current trustee that holds legal title to the Trust is Clark Rutledge, the father of Shannon Masjedi, the Company’s President, Chief Executive Officer, Interim Chief Financial Officer, Treasurer, and majority stockholder. The Trust owns 100% of the shares of IPIC, which was formed on August 2, 2001. IPIC is in the business of selling alcohol-infused ice cream and ice-pops and holds all of the rights to the liquor licenses to sell such products and trade names “Snöbar”. As such, the Trust holds all ownership interest of IPIC and its liquor licenses, permitting IPIC to sell its product to distributors, with all income, expense, gains and losses rolling up to the Trust, of which Snöbar Holdings is the sole beneficiary. Snöbar Holdings also owns 99.9% of the shares of MGD. MGD is in the business of selling and leasing freezers and providing marketing services. As a result of the foregoing, Snöbar Holdings is the primary beneficiary of all assets, liabilities and any income received from the business of the Trust and IPIC through the Trust and is the parent company of MGD.

The Trust and IPIC are considered variable interest entities (“VIEs”) and Snöbar Holdings is identified as the primary beneficiary of the Trust and IPIC. Under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, Snöbar Holdings performs ongoing reassessments of whether it is the primary beneficiary of a VIE. As the assessment of Snöbar Holdings’ management is that Snöbar Holdings has the power to direct the activities of a VIE that most significantly impact the VIE’s activities (it is responsible for establishing and operating IPIC), and the obligation to absorb losses of the VIE that could potentially be significant to the VIE and the right to receive benefits from the VIE that could potentially be significant to the VIE’s economic performance, it was therefore concluded by management that Snöbar Holdings is the primary beneficiary of the Trust and IPIC. As such, the Trust and IPIC were consolidated in the financial statements of Snöbar Holdings since the inception of the Trust, in the case of the Trust, and since the inception of Snöbar Holdings, in the case of IPIC.

On May 1, 2018, Royalty Foods Partners, LLC – a Florida Limited Liability Corporation and a subsidiary of Pacific Ventures Group, Inc. – completed an asset acquisition of San Diego Farmers Outlet, Inc. (SDFO), a California Corporation. San Diego Farmers Outlet was started over thirty-five years ago to provide primarily restaurant customers in southern California’s three largest counties with quality food and produce and does business under the name of Farmers Outlet and San Diego Farmers Outlet.

On December 17, 2019, the Company completed an asset acquisition of Seaport Meat Company, (Seaport Meat), a California Corporation with over thirty (30) years in business servicing restaurant and retail, and institutional customers in Southern California and Arizona. Seaport Meat is a USDA meat processing plant that supplies quality meats, seafood, dry goods, dairy and produce. Seaport Meat Company built a state-of-the-art food distribution and manufacturing facility in Spring Valley, California. Seaport operates out of a 17,000 square foot facility is HACCP-compliant and is a USDA Licensed processing facility with on-site daily inspections. HACCP is a management system in which food safety is addressed through the analysis and control of biological, chemical, and physical hazards from raw material production, procurement and handling, to manufacturing, distribution and consumption of the finished product. Having a USDA certified facility allows consumers to be confident that the Food Safety and Inspection Service (FSIS), the public health agency in the USDA, ensured that meat and poultry products are safe, wholesome, and correctly labeled and packaged.

The Company’s customers range from a wide variety of restaurants, including many well known in Southern CA, to institutions, schools (UCSD, SDSU, etc.) and re-distributors such as US Foods and Sysco as well as to local distributors. They supply wholesale food and restaurant supplies to San Diego, Los Angeles, Orange and Riverside and offer same day service. In addition, they have clients in Arizona and Colorado that come to their facility to pick up their orders.

Due to the impact that the COVID-19 pandemic had on our customers, particularly our larger customers have been forced to close. Some of these accounts remain closed such as Petco Park the Major League ballpark “Padre Stadium” and the LA, San Diego, and Del Mar County Fairs. Despite these cutomer closures Seaport Meat Company has expanded its customer base and maintained at or above the same revenue as 2019 for the same quarter.

Because Seaport Meat Company can efficiently add new product lines, they can easily expand the distribution of Pacific Ventures’ San Diego Farmers Outlet and SnoBar product line, thereby accelerating Pacific Ventures’ revenue growth. The combination of a distribution and product company is unique in the San Diego area and will position the company for rapid growth.

They manufacture and wholesale custom processed beef, pork, chicken, lamb, veal and seafood. In addition, they are redistributors of a wide variety of dry goods, frozen foods, disposables and janitorial products. Their sales, distribution and finance processes are very efficient and can be expanded to add new product lines, including fresh produce and dairy

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, Snöbar Holdings and its subsidiaries, in which Snöbar Holdings has a controlling voting interest and entities consolidated under the variable interest entities (“VIE”) provisions of ASC 810, “Consolidation” (“ASC 810”). Inter-company balances and transactions have been eliminated upon consolidation.

The Company applies the provisions of ASC 810 which provides a framework for identifying VIEs and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements.

1.	NATURE OF OPERATIONS

The Company and Nature of Business

Pacific Ventures Group, Inc. (the “Company,” “we,” “us” or “our”) was incorporated under the laws of the state of Delaware on October 3, 1986, under the name AOA Corporation. On November 12, 1991, the Company changed its name to American Eagle Group, Inc. On October 22, 2012, the Company changed its name to “Pacific Ventures Group, Inc.”.

The current structure of the Company resulted from a share exchange with Snöbar Holdings, Inc. (“Snöbar Holdings”), which was treated as a reverse merger for accounting purposes. On August 14, 2015, the Company entered into a share exchange agreement (the “Share Exchange Agreement”) with Snöbar Holdings, pursuant to which the Company acquired 100% of the issued and outstanding shares of Snöbar Holdings’ Class A and Class B common stock in exchange for 22,500,000 restricted shares of the Company’s common stock, while simultaneously issuing 2,500,000 restricted shares of the Company’s common stock to certain other persons, including for services provided and to a former officer of the Company (the “Share Exchange”).

As the result of the Share Exchange, Snöbar Holdings became the Company’s wholly owned operating subsidiary and the business of Snöbar Holdings became the Company’s sole business operations and MAS Global Distributors, Inc., a California corporation (“MGD”), became an indirect subsidiary of the Company.

Prior to the Share Exchange, the Company operated as an insurance holding company and through its subsidiaries, which marketed and underwrote specialized property and casualty coverage in the general aviation insurance marketplace. However, in 1997, after selling several of its divisions, the Company’s remaining insurance operations were placed into receivership and the Company ceased operating its insurance business.

Since the Share Exchange represented a change in control of the Company and a change in business operations, the Company’s business operations changed to that of Snöbar Holdings and the discussions of business operations accompanying this filing are solely that of Snöbar Holdings and its affiliates and subsidiaries comprising of Snöbar Trust , International Production Impex Corporation, a California corporation (“IPIC”) , and MGD.

Snöbar Holdings was formed under the laws of the State of Delaware on January 7, 2013. Snöbar Holdings is the trustor and sole beneficiary of Snöbar Trust, a California trust (“Trust”), which was formed in June 1, 2013. The current trustee that holds legal title to the Trust is Clark Rutledge, the father of Shannon Masjedi, the Company’s President, Chief Executive Officer, Interim Chief Financial Officer, Treasurer, and majority stockholder. The Trust owns 100% of the shares of IPIC, which was formed on August 2, 2001. IPIC is in the business of selling alcohol-infused ice cream and ice-pops and holds all of the rights to the liquor licenses to sell such products and trade names “Snöbar”. As such, the Trust holds all ownership interest of IPIC and its liquor licenses, permitting IPIC to sell its product to distributors, with all income, expense, gains and losses rolling up to the Trust, of which Snöbar Holdings is the sole beneficiary. Snöbar Holdings also owns 99.9% of the shares of MGD. MGD is in the business of selling and leasing freezers and providing marketing services. As a result of the foregoing, Snöbar Holdings is the primary beneficiary of all assets, liabilities and any income received from the business of the Trust and IPIC through the Trust and is the parent company of MGD.

The Trust and IPIC are considered variable interest entities (“VIEs”) and Snöbar Holdings is identified as the primary beneficiary of the Trust and IPIC. Under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, Snöbar Holdings performs ongoing reassessments of whether it is the primary beneficiary of a VIE. As the assessment of Snöbar Holdings’ management is that Snöbar Holdings has the power to direct the activities of a VIE that most significantly impact the VIE’s activities (it is responsible for establishing and operating IPIC), and the obligation to absorb losses of the VIE that could potentially be significant to the VIE and the right to receive benefits from the VIE that could potentially be significant to the VIE’s economic performance, it was therefore concluded by management that Snöbar Holdings is the primary beneficiary of the Trust and IPIC. As such, the Trust and IPIC were consolidated in the financial statements of Snöbar Holdings since the inception of the Trust, in the case of the Trust, and since the inception of Snöbar Holdings, in the case of IPIC.

On May 1, 2018, Royalty Foods Partners, LLC – a Florida Limited Liability Corporation and a subsidiary of Pacific Ventures Group, Inc. – completed an asset acquisition of San Diego Farmers Outlet, Inc. (SDFO), a California Corporation. San Diego Farmers Outlet was started in over thirty-five years ago to provide primarily restaurants customers in southern California’s three largest counties with quality food and produce and does business under the name of Farmers Outlet and San Diego Farmers Outlet.

On December 8, 2019, Seaport Group Enterprises LLC—a California Limited Liability Corporation and a subsidiary of Pacific Ventures Group, Inc.—complete an asset acquisition of Seaport Meat Company, a California Corporation. Seaport Meat Company was started in over thirty years ago and is a USDA inspected fresh meat processing company. Seaport Meat Company delivers to all of Southern California as well as Arizona, customers include US Foods, SYSCO, and large restaurant chains.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, Snöbar Holdings and its subsidiaries, in which Snöbar Holdings has a controlling voting interest and entities consolidated under the variable interest entities (“VIE”) provisions of ASC 810, “Consolidation” (“ASC 810”). Inter-company balances and transactions have been eliminated upon consolidation.

The Company applies the provisions of ASC 810 which provides a framework for identifying VIEs and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements.

In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that is unable to make significant decisions about its activities, (3) has a group of equity owners that does not have the obligation to absorb losses or the right to receive returns generated by its operations or (4) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities (for example, providing financing or buying assets) either involve or are conducted on behalf of an investor that has disproportionately fewer voting rights.

ASC 810 requires a VIE to be consolidated by the party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) that has both of the following characteristics: a) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE, or the right to receive benefits from the VIE that could potentially be significant to the VIE.

A variable interest holder that consolidates the VIE is called the primary beneficiary. If the primary beneficiary of a variable interest entity (VIE) and the VIE are under common control, the primary beneficiary shall initially measure the assets, liabilities, and non-controlling interests of the VIE at amounts at which they are carried in the accounts of the reporting entity that controls the VIE (or would be carried if the reporting entity issued financial statements prepared in conformity with generally accepted accounting principles). ASC 810 also requires disclosures about VIEs in which the variable interest holder is not required to consolidate but in which it has a significant variable interest.